UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2014

Semi-Annual Repor t

QS Legg Mason

Lifestyle Series

QS Legg Mason Lifestyle Allocation 85%

QS Legg Mason Lifestyle Allocation 70%

QS Legg Mason Lifestyle Allocation 50%

QS Legg Mason Lifestyle Allocation 30%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Lifestyle Series

QS Legg Mason Lifestyle Series (formerly Legg Mason Lifestyle Series) (“Lifestyle Series”) consists of four separate investment funds (the “Funds”), each with its own investment objective and policies. Each Fund offers different levels of potential return and involves different levels of risk.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Lifestyle Series (formerly Legg Mason Lifestyle Series) for the six-month reporting period ended July 31, 2014. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 29, 2014

II	QS Legg Mason Lifestyle Series

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended July 31, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the second estimate for second quarter GDP growth, released after the reporting period ended, was 4.2%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI peaked in July 2014, with a reading of 57.1, representing its highest reading since April 2011, and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.7%. Unemployment held steady in March 2014 and then fell to 6.3% in April, where it remained in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014. Falling unemployment during the reporting period was partially due to a decline in the workforce participation rate, which was 62.9% in July 2014, close to its lowest level since 1978.

Growth outside the U.S. generally improved in developed countries. In its July 2014 World Economic Outlook Update, the International Monetary Fund (“IMF”) reported that “Leading indicators point to the global recovery regaining strength in the second quarter of 2014. This is consistent with the view that the unexpected weakness in the first quarter was in large part temporary, because the impact of factors such as harsh winter weather and inventory correction will disappear and policies have already responded to weaker growth, including in China.” From a regional perspective, the IMF forecasts 2014 growth will be 1.1% in the Eurozone, versus -0.4% in 2013. Japan’s economy is projected to expand 1.6% in 2014, compared to 1.5% in 2013. Elsewhere the IMF projects that overall growth in emerging market countries will slightly decelerate in 2014, with growth of 4.6% versus 4.7% in 2013.

QS Legg Mason Lifestyle Series	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next five meetings (January, March, April, June and July 2014), it announced further $10 billion tapering of its asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated strong results during the reporting period. Stocks got off to a solid start as they rallied sharply in February 2014, given generally solid corporate profits and robust investor demand. The market was highly resilient and posted positive returns from March through June 2014. However, the market experienced a setback in July 2014, due to a number of macro issues, geopolitical concerns and expectations that the Fed may raise rates sooner than previously anticipated. For the six months ended July 31, 2014, the S&P 500 Indexvi gained 9.44%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended July 31, 2014, with the Russell 1000 Indexvii returning 9.02%. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexviii, returned 7.56% and small-cap stocks, as measured by the Russell 2000 Indexix, declined 0.30%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 6.93% and 9.66%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. International developed country stock markets, as measured by the MSCI EAFE Indexxii posted a 7.03% return but underperformed the S&P 500 Index during the six months ended July 31, 2014. Emerging market equities, as measured by the MSCI Emerging Markets Indexxiii returned 15.70% over the same period. After declining during each of the three months leading up to the beginning of the reporting period, emerging market equities rallied sharply as investor sentiment for these stocks improved.

Q. Did Treasury yields trend higher or lower during the six months ended July 31, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.34%. It fell as low as 0.30% in early February 2014, and was as high as 0.56% on July 30, 2014, before ending the period at 0.53%. The yield on the ten-year Treasury began the period at 2.67%. It fell as low as 2.44% on May 28, 2014, peaked at 2.82% on April 2, 2014, and ended the period at 2.58%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March, as interest rates moved higher. The spread sectors then generated positive results from April through June, but then largely declined in July as rates again rose amid largely positive economic news. The overall bond market, as measured by the Barclays U.S. Aggregate Indexxiv, gained 2.16% during the six months ended July 31, 2014.

Q. How did the high-yield market perform over the six months ended July 31, 2014?

A. The U.S. high-yield bond market generated positive results during the reporting period, gaining 3.33% for the six months ended July 31, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during each of the first five months covered by the reporting period. Supporting the high yield market was generally solid investor

IV	QS Legg Mason Lifestyle Series

demand and low defaults. However, weakening demand and geopolitical issues led to a setback in the asset class in July 2014.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. Emerging markets debt was the best performing spread sector during the six months ended July 31, 2014. The asset class posted positive returns during each of the six months covered by the reporting period. Demand was strong overall as investors looked to generate incremental yield in the low interest rate environment. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi gained 10.35% during the six months ended July 31, 2014.

QS Legg Mason Lifestyle Series	V

Investment commentary (cont’d)

QS Legg Mason Lifestyle Allocation 85%

Target Asset Allocation1

QS Legg Mason Lifestyle Allocation 85% seeks capital appreciation by seeking to maintain a target allocation of 85% of its assets in underlying funds that invest principally in equity securities and 15% of its assets in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Lifestyle Allocation 85%, excluding sales charges, returned 5.66%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Lifestyle Allocation 85% Composite Benchmarkxviii, returned 2.16%, 8.25% and 5.79%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 6.13% over the same timeframe.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Lifestyle Allocation 85%:
Class A	5.66%
Class B3	5.18%
Class C	5.38%
Class I	5.85%
Barclays U.S. Aggregate Index	2.16%
Russell 3000 Index	8.25%
Lifestyle Allocation 85% Composite Benchmark	5.79%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	6.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class R shares is not shown because the inception date for this share class was June 2, 2014.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.42%, 2.30%, 2.08% and 1.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 85%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 596 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VI	QS Legg Mason Lifestyle Series

QS Legg Mason Lifestyle Allocation 70%

Target Asset Allocation1

QS Legg Mason Lifestyle Allocation 70% seeks long-term growth of capital by seeking to maintain a target allocation of 70% of its assets in underlying funds that invest principally in equity securities and 30% of its assets in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Lifestyle Allocation 70%, excluding sales charges, returned 5.57%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkxix, returned 2.16%, 8.25% and 5.33%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average2 returned 6.13% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Lifestyle Allocation 70%:
Class A	5.57%
Class B3	5.06%
Class C	5.23%
Class I	5.74%
Barclays U.S. Aggregate Index	2.16%
Russell 3000 Index	8.25%
Lifestyle Allocation 70% Composite Benchmark	5.33%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[2]	6.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance of Class R shares is not shown because the inception date for this share class was June 2, 2014.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I shares were 1.32%, 2.24%, 2.01% and 1.21%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 70%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment ranges of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 596 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Lifestyle Series	VII

Investment commentary (cont’d)

QS Legg Mason Lifestyle Allocation 50%

Target Asset Allocation1

QS Legg Mason Lifestyle Allocation 50% seeks a balance of growth of capital and income by seeking to maintain a target allocation of 50% of its assets in underlying funds that invest principally in equity securities and 50% of its assets in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Lifestyle Allocation 50%, excluding sales charges, returned 4.95%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkxx, returned 2.16%, 9.02% and 4.37%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average2 returned 5.41% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Lifestyle Allocation 50%:
Class A	4.95%
Class B3	4.48%
Class C	4.57%
Barclays U.S. Aggregate Index	2.16%
Russell 1000 Index	9.02%
Lifestyle Allocation 50% Composite Benchmark	4.37%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[2]	5.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance of Class R and Class I shares is not shown because the inception date for these share classes was June 2, 2014 and July 25, 2014, respectively.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class B and Class C shares were 1.24%, 2.17% and 1.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 50%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 537 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Fund invests.

VIII	QS Legg Mason Lifestyle Series

QS Legg Mason Lifestyle Allocation 30%

Target Asset Allocation1

QS Legg Mason Lifestyle Allocation 30% seeks income as a primary objective and long-term growth of capital as a secondary objective by seeking to maintain a target allocation of 30% of its assets in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed-income securities.

Performance review

For the six months ended July 31, 2014, Class A shares of QS Legg Mason Lifestyle Allocation 30%, excluding sales charges, returned 4.73%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 30% Composite Benchmarkxxi, returned 2.16%, 9.02% and 3.57%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average2 returned 4.22% over the same time frame.

Performance Snapshot as of July 31, 2014 (unaudited)
(excluding sales charges)	6 months
QS Legg Mason Lifestyle Allocation 30%:
Class A	4.73%
Class B3	4.39%
Class C	4.39%
Class C1♦	4.52%
Class I	4.81%
Barclays U.S. Aggregate Index	2.16%
Russell 1000 Index	9.02%
Lifestyle Allocation 30% Composite Benchmark	3.57%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[2]	4.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class R shares is not shown because the inception date for this share class was June 2, 2014.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Fund is not expected to be invested in all of the underlying funds at any time. The Fund may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1 and Class I shares were 1.20%, 1.90%, 2.13%, 1.75% and 1.11%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Lifestyle Allocation 30%. The allocation and investment mix of the Fund may vary depending upon market conditions, cash flows in and out of the Fund and other factors. In addition, the allocation and investment range of the Fund may be changed, from time to time, without prior notice to shareholders.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 368 funds in the Fund’s Lipper category, and excluding sales charges.

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Fund may make tactical changes to its equity funds/fixed-income funds allocation.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes expenses of the underlying funds in which the Fund invests.

QS Legg Mason Lifestyle Series	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 29, 2014

RISKS: Mutual funds are subject to risk, including possible loss of principal. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Funds’ share prices. International stocks are subject to certain risks, including currency fluctuations and changes in political and economic conditions; these risks are heightened for investments in emerging markets; small and mid-cap stocks often experience sharper price fluctuations than stocks of large-cap companies; high-yield securities are lower-rated issues and inherently more risky than higher-rated securities.

Each Fund in the Lifestyle Series is a “fund of funds” — meaning it invests in other underlying funds. There are additional risks and other expenses associated with Funds that invest in other mutual funds rather than directly in portfolio securities. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investment in underlying funds that invest in real estate-related securities (including real estate investment trusts) expose a fund to risk similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Funds’ prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	QS Legg Mason Lifestyle Series

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xx

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxi

The Lifestyle Allocation 30% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Legg Mason Lifestyle Series	XI

Funds at a glance (unaudited)

QS Legg Mason Lifestyle Allocation 85% Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
10.8 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
10.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
10.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
9.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
9.6 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
7.2 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
7.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
5.0 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
4.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
4.1 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
3.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Lifestyle Allocation 70% Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
10.3 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
9.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
9.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
9.7 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
9.1 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
7.1 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
6.0 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
5.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
5.1 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
4.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
4.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials

2	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50% Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
27.5 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
12.8 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
7.0 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
7.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
7.0 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
6.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
4.0 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
4.0 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Consumer Discretionary
4.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Lifestyle Allocation 30% Breakdown† (%) as of — July 31, 2014

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
42.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Sovereign Bonds
14.8 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-backed Securities Sovereign Bonds
9.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Energy Consumer Discretionary Industrials Materials Financials
7.0 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds Financials Consumer Discretionary Information Technology
4.5 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Energy
4.0 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Health Care Industrials
3.9 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Energy Health Care
3.5 The Royce Fund — Royce Value Fund, Institutional Class Shares	Consumer Discretionary Information Technology Financials Energy Materials
3.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Core Fund, Class IS Shares	Consumer Discretionary Financials Information Technology Industrials Health Care
3.0 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

4	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
QS Legg Mason Lifestyle Allocation 85%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		QS Legg Mason Lifestyle Allocation 85%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.66%	$1,000.00	$1,056.60	0.58%	$2.96	[4]	Class A	5.00%	$1,000.00	$1,021.92	0.58%	$2.91
Class B	5.18	1,000.00	1,051.80	1.53	7.78	[4]	Class B	5.00	1,000.00	1,017.21	1.53	7.65
Class C	5.38	1,000.00	1,053.80	1.23	6.26	[4]	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class R5	0.08	1,000.00	1,000.80	0.80	1.29	[6]	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.85	1,000.00	1,058.50	0.32	1.63	[4]	Class I	5.00	1,000.00	1,023.21	0.32	1.61

[1]	For the six months ended July 31, 2014, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (59), then divided by 365.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	5

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
QS Legg Mason Lifestyle Allocation 70%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		QS Legg Mason Lifestyle Allocation 70%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.57%	$1,000.00	$1,055.70	0.53%	$2.70	[4]	Class A	5.00%	$1,000.00	$1,022.17	0.53%	$2.66
Class B	5.06	1,000.00	1,050.60	1.53	7.78	[4]	Class B	5.00	1,000.00	1,017.21	1.53	7.65
Class C	5.23	1,000.00	1,052.30	1.21	6.16	[4]	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class R5	0.20	1,000.00	1,002.00	0.80	1.29	[6]	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.74	1,000.00	1,057.40	0.28	1.43	[4]	Class I	5.00	1,000.00	1,023.41	0.28	1.40

[1]	For the six months ended July 31, 2014, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period June 2, 2014 (inception date) through July 31, 2014.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (59), then divided by 365.

6	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
QS Legg Mason Lifestyle Allocation 50%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		QS Legg Mason Lifestyle Allocation 50%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.95%	$1,000.00	$1,049.50	0.51%	$2.59	[4]	Class A	5.00%	$1,000.00	$1,022.27	0.51%	$2.56
Class B	4.48	1,000.00	1,044.80	1.51	7.66	[4]	Class B	5.00	1,000.00	1,017.31	1.51	7.55
Class C	4.57	1,000.00	1,045.70	1.23	6.24	[4]	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class R5	0.29	1,000.00	1,002.90	0.85	1.38	[6]	Class R	5.00	1,000.00	1,020.58	0.85	4.26
Class I7	-1.25	1,000.00	987.50	0.23	0.03	[8]	Class I	5.00	1,000.00	1,023.65	0.23	1.15

[1]	For the six months ended July 31, 2014, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period June 2, 2014 (inception date) to July 31, 2014 (unaudited).

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (59), then divided by 365.

[7]	For the period July 25, 2014 (re-inception date) through July 31, 2014 (unaudited).

[8]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (4), then divided by 365.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	7

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2014 and held for the six months ended July 31, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
QS Legg Mason Lifestyle Allocation 30%	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period		QS Legg Mason Lifestyle Allocation 30%	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.73%	$1,000.00	$1,047.30	0.54%	$2.74	[4]	Class A	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class B	4.39	1,000.00	1,043.90	1.30	6.59	[4]	Class B	5.00	1,000.00	1,018.35	1.30	6.51
Class C	4.39	1,000.00	1,043.90	1.39	7.04	[4]	Class C	5.00	1,000.00	1,017.90	1.39	6.95
Class C1	4.52	1,000.00	1,045.20	1.12	5.68	[4]	Class C1	5.00	1,000.00	1,019.24	1.12	5.61
Class R5	0.24	1,000.00	1,002.40	0.87	1.41	[6]	Class R	5.00	1,000.00	1,020.48	0.87	4.36
Class I	4.81	1,000.00	1,048.10	0.31	1.57	[4]	Class I	5.00	1,000.00	1,023.26	0.31	1.56

[1]	For the six months ended July 31, 2014, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (59), then divided by 365.

8	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2014

QS Legg Mason Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds† — 99.2%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			4,077,946	$81,028,793
QS Batterymarch International Equity Fund, Class IS Shares			4,742,264	72,366,955
QS Legg Mason Strategic Real Return Fund, Class IS Shares			3,669,064	53,421,571
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			338,788	74,292,890
ClearBridge Appreciation Fund, Class IS Shares			4,077,997	81,315,262
ClearBridge International Value Fund, Class IS Shares			6,731,041	76,128,069
ClearBridge Mid Cap Core Fund, Class IS Shares			1,163,733	37,763,138
ClearBridge Small Cap Growth Fund, Class IS Shares			1,911,574	53,906,393
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			4,962,524	81,186,888
The Royce Fund — Royce Value Fund, Institutional Class Shares			3,957,899	53,115,006
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			3,007,835	34,830,731
Western Asset High Yield Fund, Class IS Shares			2,526,184	23,190,365
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,897,080	31,114,637
Total Investments in Underlying Funds before Short-Term Investments (Cost — $493,275,053)				753,660,698

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $5,250,307; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $5,355,306)	0.050%	8/1/14	$5,250,300	5,250,300
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,914,705; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $1,972,142)	0.090%	8/1/14	1,914,700	1,914,700
Total Short-Term Investments (Cost — $7,165,000)				7,165,000
Total Investments — 100.1% (Cost — $500,440,053#)				760,825,698
Liabilities in Excess of Other Assets — (0.1)%				(909,964)
Total Net Assets — 100.0%				$759,915,734

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds† — 99.2%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			2,429,927	$48,282,651
QS Batterymarch International Equity Fund, Class IS Shares			1,966,857	30,014,231
QS Legg Mason Strategic Real Return Fund, Class IS Shares			2,409,497	35,082,274
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			205,468	45,057,172
ClearBridge Appreciation Fund, Class IS Shares			2,430,024	48,454,669
ClearBridge International Value Fund, Class IS Shares			3,116,522	35,247,863
ClearBridge Mid Cap Core Fund, Class IS Shares			687,196	22,299,495
ClearBridge Small Cap Growth Fund, Class IS Shares			896,658	25,285,751
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			2,957,022	48,376,882
The Royce Fund — Royce Value Fund, Institutional Class Shares			1,874,586	25,156,940
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			5,380,250	62,303,298
Western Asset High Yield Fund, Class IS Shares			2,211,467	20,301,266
Western Asset Total Return Unconstrained Fund, Class IS Shares			4,752,372	51,040,473
Total Investments in Underlying Funds before Short-Term Investments (Cost — $341,689,161)				496,902,965

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $3,141,391; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $3,204,214)	0.050%	8/1/14	$3,141,387	3,141,387
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $1,145,616; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $1,179,982)	0.090%	8/1/14	1,145,613	1,145,613
Total Short-Term Investments (Cost — $4,287,000)				4,287,000
Total Investments — 100.1% (Cost — $345,976,161#)				501,189,965
Liabilities in Excess of Other Assets — (0.1)%				(495,778)
Total Net Assets — 100.0%				$500,694,187

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds† — 99.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			1,082,772	$21,514,671
QS Batterymarch International Equity Fund, Class IS Shares			812,955	12,405,687
QS Legg Mason Strategic Real Return Fund, Class IS Shares			1,493,927	21,751,573
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			84,951	18,628,955
ClearBridge Appreciation Fund, Class IS Shares			1,082,805	21,591,135
ClearBridge International Value Fund, Class IS Shares			1,095,754	12,392,973
ClearBridge Mid Cap Core Fund, Class IS Shares			331,661	10,762,383
ClearBridge Small Cap Growth Fund, Class IS Shares			444,730	12,541,396
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,318,057	21,563,421
The Royce Fund — Royce Value Fund, Institutional Class Shares			920,870	12,358,073
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			7,355,266	85,173,975
Western Asset High Yield Fund, Class IS Shares			2,057,367	18,886,628
Western Asset Total Return Unconstrained Fund, Class IS Shares			3,683,774	39,563,737
Total Investments in Underlying Funds before Short-Term Investments (Cost — $228,947,383)				309,134,607

	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.0%
Repurchase Agreements — 1.0%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $2,329,480; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $2,376,067)	0.050%	8/1/14	$2,329,477	2,329,477
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $849,525; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $875,009)	0.090%	8/1/14	849,523	849,523
Total Short-Term Investments (Cost — $3,179,000)				3,179,000
Total Investments — 100.1% (Cost — $232,126,383#)				312,313,607
Liabilities in Excess of Other Assets — (0.1)%				(302,639)
Total Net Assets — 100.0%				$312,010,968

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

July 31, 2014

QS Legg Mason Lifestyle Allocation 30%

Description			Shares	Value
Investments in Underlying Funds† — 99.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			297,853	$5,918,335
QS Batterymarch International Equity Fund, Class IS Shares			440,221	6,717,779
QS Legg Mason Strategic Real Return Fund, Class IS Shares			720,793	10,494,746
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares			20,442	4,482,780
ClearBridge Appreciation Fund, Class IS Shares			297,845	5,939,027
ClearBridge Mid Cap Core Fund, Class IS Shares			159,656	5,180,840
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			362,437	5,929,472
The Royce Fund — Royce Value Fund, Institutional Class Shares			387,874	5,205,266
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares			5,507,514	63,777,012
Western Asset High Yield Fund, Class IS Shares			1,480,744	13,593,229
Western Asset Total Return Unconstrained Fund, Class IS Shares			2,056,807	22,090,105
Total Investments in Underlying Funds before Short-Term Investments (Cost — $118,426,913)				149,328,591

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.9%
Repurchase Agreements — 0.9%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 7/31/14 with RBS Securities Inc.; Proceeds at maturity — $1,019,285; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/40; Market value — $1,039,669)	0.050%	8/1/14	$1,019,284	1,019,284
Interest in $547,026,000 joint tri-party repurchase agreement dated 7/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity — $371,717; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/24 to 11/15/40; Market value — $382,868)	0.090%	8/1/14	371,716	371,716
Total Short-Term Investments (Cost — $1,391,000)				1,391,000
Total Investments — 100.0% (Cost — $119,817,913#)				150,719,591
Liabilities in Excess of Other Assets — 0.0%				(61,615)
Total Net Assets — 100.0%				$150,657,976

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Statements of assets and liabilities

July 31, 2014 (unaudited)

	QS Legg Mason Lifestyle Allocation 85%	QS Legg Mason Lifestyle Allocation 70%

Assets:
Investments, at cost	$500,440,053	$345,976,161
Investments, at value	760,825,698	501,189,965
Cash	10	250
Receivable for Fund shares sold	190,577	162,615
Receivable from investment manager	15	—
Interest receivable	12	7
Prepaid expenses	87,685	37,023
Total Assets	761,103,997	501,389,860

Liabilities:
Payable for Fund shares repurchased	340,306	183,477
Service and/or distribution fees payable	221,316	145,504
Accrued expenses	626,641	366,692
Total Liabilities	1,188,263	695,673
Total Net Assets	$759,915,734	$500,694,187

Net Assets:
Par value (Note 7)	$425	$291
Paid-in capital in excess of par value	550,530,856	391,468,130
Accumulated net investment loss and undistributed net investment income, respectively	(1,285,969)	682,545
Accumulated net realized loss on Underlying Funds and capital gain distributions from Underlying Funds	(49,715,223)	(46,670,583)
Net unrealized appreciation on Underlying Funds	260,385,645	155,213,804
Total Net Assets	$759,915,734	$500,694,187

Shares Outstanding:
Class A	37,469,315	25,656,637
Class B	3,777,945	1,908,388
Class C	1,219,457	1,344,139
Class R	557	583
Class I	74,125	184,694

Net Asset Value:
Class A (and redemption price)	$17.98	$17.18
Class B*	$16.91	$17.43
Class C*	$17.11	$17.40
Class R (and redemption price)	$17.97	$17.17
Class I (and redemption price)	$17.96	$17.10

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$19.08	$18.23

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	13

Statements of assets and liabilities (cont’d)

July 31, 2014 (unaudited)

	QS Legg Mason Lifestyle Allocation 50%	QS Legg Mason Lifestyle Allocation 30%

Assets:
Investments, at cost	$232,126,383	$119,817,913
Investments, at value	312,313,607	150,719,591
Cash	449	635
Receivable for Fund shares sold	134,311	159,568
Receivable from investment manager	—	119
Interest receivable	5	2
Prepaid expenses	35,527	43,436
Total Assets	312,483,899	150,923,351

Liabilities:
Payable for Fund shares repurchased	172,412	109,492
Service and/or distribution fees payable	90,755	39,028
Accrued expenses	209,764	116,855
Total Liabilities	472,931	265,375
Total Net Assets	$312,010,968	$150,657,976

Net Assets:
Par value (Note 7)	$208	$112
Paid-in capital in excess of par value	257,203,428	136,996,641
Undistributed net investment income	342,572	290,252
Accumulated net realized loss on Underlying Funds and capital gain distributions from Underlying Funds	(25,722,464)	(17,530,707)
Net unrealized appreciation on Underlying Funds	80,187,224	30,901,678
Total Net Assets	$312,010,968	$150,657,976

Shares Outstanding:
Class A	18,406,309	9,940,446
Class B	1,178,173	554,489
Class C	1,178,750	227,563
Class C1	—	325,700
Class R	670	745
Class I	1,138	116,239

Net Asset Value:
Class A (and redemption price)	$14.97	$13.47
Class B*	$15.42	$13.74
Class C**	$15.45	$13.41
Class C1**	—	$13.72
Class R (and redemption price)	$14.96	$13.46
Class I (and redemption price)	$14.97	$13.45

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.88	$14.07

*	Redemption price per share is NAV of Class B shares reduced by a 5.00% and 4.50% CDSC for Lifestyle Allocation 50% and Lifestyle Allocation 30%, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

**	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Statements of operations

For the Six Months Ended July 31, 2014 (unaudited)

	QS Legg Mason Lifestyle Allocation 85%	QS Legg Mason Lifestyle Allocation 70%

Investment Income:
Income distributions from Underlying Funds	$1,553,904	$2,332,225
Interest	152	102
Total Investment Income	1,554,056	2,332,327

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,278,651	842,166
Transfer agent fees (Note 5)	1,139,360	601,365
Shareholder reports	55,399	37,377
Registration fees	40,349	33,370
Trustees’ fees	27,187	17,924
Audit and tax fees	15,878	15,115
Legal fees	14,515	13,674
Fund accounting fees	13,218	13,122
Insurance	6,896	4,845
Custody fees	129	76
Miscellaneous expenses	2,574	1,995
Total Expenses	2,594,156	1,581,029
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(15)	—
Net Expenses	2,594,141	1,581,029
Net Investment Income (Loss)	(1,040,085)	751,298

Realized and Unrealized Gain on Underlying Funds and Capital Gain Distributions From Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of Underlying Funds	11,304,301	10,294,773
Capital gain distributions from Underlying Funds	10,944	6,407
Net Realized Gain	11,315,245	10,301,180
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	31,157,055	15,736,441
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	42,472,300	26,037,621
Increase in Net Assets From Operations	$41,432,215	$26,788,919

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	15

Statements of operations (cont’d)

For the Six Months Ended July 31, 2014 (unaudited)

	QS Legg Mason Lifestyle Allocation 50%	QS Legg Mason Lifestyle Allocation 30%

Investment Income:
Income distributions from Underlying Funds	$2,582,585	$1,831,121
Interest	53	43
Total Investment Income	2,582,638	1,831,164

Expenses:
Service and/or distribution fees (Notes 2 and 5)	520,418	224,586
Transfer agent fees (Note 5)	310,787	136,059
Shareholder reports	23,015	11,613
Registration fees	31,579	36,818
Trustees’ fees	10,982	5,334
Audit and tax fees	14,453	13,955
Legal fees	14,224	14,039
Fund accounting fees	13,225	7,249
Insurance	3,332	1,852
Custody fees	53	8
Miscellaneous expenses	1,818	1,961
Total Expenses	943,886	453,474
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(835)
Net Expenses	943,886	452,639
Net Investment Income	1,638,752	1,378,525

Realized and Unrealized Gain on Underlying Funds and Capital Gain Distributions From Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of Underlying Funds	3,227,998	1,590,225
Capital gain distributions from Underlying Funds	3,198	1,587
Net Realized Gain	3,231,196	1,591,812
Change in Net Unrealized Appreciation (Depreciation) from Underlying Funds	9,727,423	3,823,589
Net Gain on Underlying Funds and Capital Gain Distributions from Underlying Funds	12,958,619	5,415,401
Increase in Net Assets From Operations	$14,597,371	$6,793,926

See Notes to Financial Statements.

16	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Statements of changes in net assets

QS Legg Mason Lifestyle Allocation 85%

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income (loss)	$(1,040,085)	$2,651,210
Net realized gain	11,315,245	24,853,959
Change in net unrealized appreciation (depreciation)	31,157,055	84,177,433
Increase in Net Assets From Operations	41,432,215	111,682,602

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(6,550,103)
Net realized gains	(9,224,326)	—
Decrease in Net Assets From Distributions to Shareholders	(9,224,326)	(6,550,103)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	35,810,851	57,924,453
Reinvestment of distributions	9,188,847	6,527,664
Cost of shares repurchased	(53,593,226)	(98,291,635)
Decrease in Net Assets From Fund Share Transactions	(8,593,528)	(33,839,518)
Increase in Net Assets	23,614,361	71,292,981

Net Assets:
Beginning of period	736,301,373	665,008,392
End of period*	$759,915,734	$736,301,373
* Includes accumulated net investment loss and overdistributed net investment income, respectively, of:	$(1,285,969)	$(245,884)

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	17

Statements of changes in net assets (cont’d)

QS Legg Mason Lifestyle Allocation 70%

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$751,298	$3,528,597
Net realized gain	10,301,180	20,592,303
Change in net unrealized appreciation (depreciation)	15,736,441	39,774,217
Increase in Net Assets From Operations	26,788,919	63,895,117

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(449,943)	(5,450,061)
Decrease in Net Assets From Distributions to Shareholders	(449,943)	(5,450,061)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	26,859,486	41,705,538
Reinvestment of distributions	448,176	5,427,701
Cost of shares repurchased	(39,555,359)	(74,172,460)
Decrease in Net Assets From Fund Share Transactions	(12,247,697)	(27,039,221)
Increase in Net Assets	14,091,279	31,405,835

Net Assets:
Beginning of period	486,602,908	455,197,073
End of period*	$500,694,187	$486,602,908
* Includes undistributed net investment income of:	$682,545	$381,190

See Notes to Financial Statements.

18	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50%

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$1,638,752	$3,697,292
Net realized gain	3,231,196	10,270,238
Change in net unrealized appreciation (depreciation)	9,727,423	15,012,988
Increase in Net Assets From Operations	14,597,371	28,980,518

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,685,107)	(5,250,192)
Decrease in Net Assets From Distributions to Shareholders	(1,685,107)	(5,250,192)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,462,853	39,810,331
Reinvestment of distributions	1,673,492	5,215,466
Cost of shares repurchased	(28,280,645)	(56,232,872)
Increase (Decrease) in Net Assets From Fund Share Transactions	855,700	(11,207,075)
Increase in Net Assets	13,767,964	12,523,251

Net Assets:
Beginning of period	298,243,004	285,719,753
End of period*	$312,010,968	$298,243,004
* Includes undistributed net investment income of:	$342,572	$388,927

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	19

Statements of changes in net assets (cont’d)

QS Legg Mason Lifestyle Allocation 30%

For the Six Months Ended July 31, 2014 (unaudited) and the Year Ended January 31, 2014	July 31	January 31

Operations:
Net investment income	$1,378,525	$2,701,780
Net realized gain	1,591,812	3,298,974
Change in net unrealized appreciation (depreciation)	3,823,589	2,353,797
Increase in Net Assets From Operations	6,793,926	8,354,551

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,310,921)	(3,119,013)
Decrease in Net Assets From Distributions to Shareholders	(1,310,921)	(3,119,013)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,865,079	20,059,411
Reinvestment of distributions	1,305,392	3,105,641
Cost of shares repurchased	(15,545,260)	(30,328,078)
Decrease in Net Assets From Fund Share Transactions	(374,789)	(7,163,026)
Increase (Decrease) in Net Assets	5,108,216	(1,927,488)

Net Assets:
Beginning of period	145,549,760	147,477,248
End of period*	$150,657,976	$145,549,760
* Includes undistributed net investment income of:	$290,252	$222,648

See Notes to Financial Statements.

20	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Financial highlights

QS Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.22	$14.81	$13.06	$13.20	$11.02	$8.26

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.08	0.14	0.14 [3]	0.12 [3]	0.17	[3]
Net realized and unrealized gain (loss)	1.00	2.50	1.78	(0.15)	2.19	2.77
Total income (loss) from operations	0.98	2.58	1.92	(0.01)	2.31	2.94

Less distributions from:
Net investment income	—	(0.17)	(0.17)	(0.13)	(0.13)	(0.18)
Net realized gains	(0.22)	—	—	—	—	—
Total distributions	(0.22)	(0.17)	(0.17)	(0.13)	(0.13)	(0.18)

Net asset value, end of period	$17.98	$17.22	$14.81	$13.06	$13.20	$11.02
Total return[4]	5.66%	17.41%	14.81%	(0.04)%	20.97%[5]	35.53%

Net assets, end of period (000s)	$673,823	$644,907	$570,110	$535,123	$495,922	$424,907

Ratios to average net assets:
Gross expenses[6]	0.58%[7]	0.60%	0.69%	0.68%	0.73%	0.79%
Net expenses[6,8,9]	0.58 [7]	0.60	0.69	0.68	0.73	0.77	[10]
Net investment income (loss)	(0.17) [7]	0.49	1.04	1.07 [3]	1.02 [3]	1.66	[3]

Portfolio turnover rate	5%	11%	11%	36%	14%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 20.79%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	21

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$16.28	$14.00	$12.36	$12.50		$10.44		$7.83

Income (loss) from operations:
Net investment income (loss)	(0.09)	(0.07)	0.01	0.02	[3]	0.02	[3]	0.08	[3]
Net realized and unrealized gain (loss)	0.94	2.37	1.69	(0.13)		2.07		2.62
Proceeds from settlement of a regulatory matter	—	—	—	—		0.03		—
Total income (loss) from operations	0.85	2.30	1.70	(0.11)		2.12		2.70

Less distributions from:
Net investment income	—	(0.02)	(0.06)	(0.03)		(0.06)		(0.09)
Net realized gains	(0.22)	—	—	—		—		—
Total distributions	(0.22)	(0.02)	(0.06)	(0.03)		(0.06)		(0.09)

Net asset value, end of period	$16.91	$16.28	$14.00	$12.36		$12.50		$10.44
Total return[4]	5.18%	16.42%	13.80%	(0.88)%		20.29%[5]		34.45%

Net assets, end of period (000s)	$63,890	$71,928	$78,066	$86,735		$88,768		$84,327

Ratios to average net assets:
Gross expenses[6]	1.53%[7]	1.48%	1.55%	1.59%		1.59%		1.62%
Net expenses[6,8,9]	1.53 [7,10]	1.48	1.55 [10]	1.52	[10]	1.55	[10]	1.51	[10]
Net investment income (loss)	(1.13) [7]	(0.44)	0.10	0.17	[3]	0.16	[3]	0.87	[3]

Portfolio turnover rate	5%	11%	11%	36%		14%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 19.81%. Class B received $226,269 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.44	$14.16	$12.50	$12.64	$10.55	$7.92

Income (loss) from operations:
Net investment income (loss)	(0.07)	(0.02)	0.06	0.06 [3]	0.05 [3]	0.11 [3]
Net realized and unrealized gain (loss)	0.96	2.38	1.71	(0.14)	2.10	2.65
Proceeds from settlement of a regulatory matter	—	—	—	—	0.06	—
Total income (loss) from operations	0.89	2.36	1.77	(0.08)	2.21	2.76

Less distributions from:
Net investment income	—	(0.08)	(0.11)	(0.06)	(0.12)	(0.13)
Net realized gains	(0.22)	—	—	—	—	—
Total distributions	(0.22)	(0.08)	(0.11)	(0.06)	(0.12)	(0.13)

Net asset value, end of period	$17.11	$16.44	$14.16	$12.50	$12.64	$10.55
Total return[4]	5.38%	16.65%	14.20%	(0.61)%	20.96%[5]	34.84%

Net assets, end of period (000s)	$20,862	$18,507	$16,329	$15,640	$14,142	$12,733

Ratios to average net assets:
Gross expenses[6]	1.23%[7]	1.26%	1.24%	1.25%	1.27%	1.18%
Net expenses[6,8,9]	1.23 [7]	1.26	1.24	1.25	1.27	1.18
Net investment income (loss)	(0.82) [7]	(0.16)	0.47	0.49 [3]	0.45 [3]	1.18 [3]

Portfolio turnover rate	5%	11%	11%	36%	14%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 20.20%. Class C received $69,830 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	23

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]

Net asset value, beginning of period	$18.17

Income (loss) from operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.03
Total income from operations	0.02

Less distributions from:
Net realized gains	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$17.97
Total return[3]	0.08%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4,5]	0.80%
Net expenses[4,5,6,7]	0.80
Net investment loss[5]	(0.32)

Portfolio turnover rate[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	For the six months ended July 31, 2014.

See Notes to Financial Statements.

24	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 85%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$17.17	$14.77	$13.03	$13.16	$10.99		$ 8.26

Income (loss) from operations:
Net investment income	0.01	0.14	0.23	0.15 [3]	0.22	[3]	0.28	[3]
Net realized and unrealized gain (loss)	1.00	2.48	1.74	(0.12)	2.14		2.69
Total income from operations	1.01	2.62	1.97	0.03	2.36		2.97

Less distributions from:
Net investment income	—	(0.22)	(0.23)	(0.16)	(0.19)		(0.24)
Net realized gains	(0.22)	—	—	—	—		—
Total distributions	(0.22)	(0.22)	(0.23)	(0.16)	(0.19)		(0.24)

Net asset value, end of period	$17.96	$17.17	$14.77	$13.03	$13.16		$10.99
Total return[4]	5.85%	17.76%	15.23%	0.30%	21.51%[5]		35.87%

Net assets, end of period (000s)	$1,331	$959	$503	$354	$213		$8

Ratios to average net assets:
Gross expenses[6]	0.32%[7]	0.36%	0.28%	0.38%	0.32%		0.80%
Net expenses[6,8,9]	0.32 [7]	0.33 [10]	0.28	0.38	0.27	[10]	0.25	[10]
Net investment income	0.10 [7]	0.84	1.64	1.16 [3]	1.82	[3]	2.69	[3]

Portfolio turnover rate	5%	11%	11%	36%	14%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 21.33%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	25

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.29	$14.39	$12.87	$12.90	$11.02	$8.35

Income (loss) from operations:
Net investment income	0.03	0.13	0.18	0.18 [3]	0.19 [3]	0.26 [3]
Net realized and unrealized gain (loss)	0.88	1.97	1.56	(0.02)	1.90	2.67
Total income from operations	0.91	2.10	1.74	0.16	2.09	2.93

Less distributions from:
Net investment income	(0.02)	(0.20)	(0.22)	(0.19)	(0.21)	(0.26)
Total distributions	(0.02)	(0.20)	(0.22)	(0.19)	(0.21)	(0.26)

Net asset value, end of period	$17.18	$16.29	$14.39	$12.87	$12.90	$11.02
Total return[4]	5.57%	14.59%	13.60%	1.27%	19.00%[5]	35.13%

Net assets, end of period (000s)	$440,876	$424,969	$390,747	$376,974	$393,408	$350,121

Ratios to average net assets:
Gross expenses[6]	0.53%[7]	0.54%	0.60%	0.57%	0.63%	0.70%
Net expenses[6,8,9]	0.53 [7]	0.54	0.60	0.57	0.63	0.70
Net investment income	0.40 [7]	0.86	1.35	1.43 [3]	1.59 [3]	2.61 [3]

Portfolio turnover rate	5%	12%	12%	32%	17%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 18.82%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

26	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$16.59	$14.64	$13.08	$13.10	$11.19		$8.46

Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.02)	0.05	0.06 [3]	0.08	[3]	0.18	[3]
Net realized and unrealized gain (loss)	0.89	2.00	1.59	(0.01)	1.91		2.71
Proceeds from settlement of a regulatory matter	—	—	—	—	0.05		—
Total income from operations	0.84	1.98	1.64	0.05	2.04		2.89

Less distributions from:
Net investment income	—	(0.03)	(0.08)	(0.07)	(0.13)		(0.16)
Total distributions	—	(0.03)	(0.08)	(0.07)	(0.13)		(0.16)

Net asset value, end of period	$17.43	$16.59	$14.64	$13.08	$13.10		$11.19
Total return[4]	5.06%	13.54%	12.58%	0.40%	18.29%[5]		34.17%

Net assets, end of period (000s)	$33,266	$38,816	$45,205	$53,585	$69,294		$68,651

Ratios to average net assets:
Gross expenses[6]	1.53%[7]	1.46%	1.52%	1.46%	1.49%		1.58%
Net expenses[6,8,9]	1.53 [7]	1.46	1.52	1.46	1.48	[10]	1.52	[10]
Net investment income (loss)	(0.59) [7]	(0.10)	0.35	0.47 [3]	0.71	[3]	1.75	[3]

Portfolio turnover rate	5%	12%	12%	32%	17%		17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 17.66%. Class B received $266,096 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	27

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.54	$14.62	$13.08	$13.10	$11.19	$8.47

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.03	0.10	0.10 [3]	0.12 [3]	0.21 [3]
Net realized and unrealized gain (loss)	0.89	1.99	1.58	(0.02)	1.91	2.72
Proceeds from settlement of a regulatory matter	—	—	—	—	0.05	—
Total income from operations	0.87	2.02	1.68	0.08	2.08	2.93

Less distributions from:
Net investment income	(0.01)	(0.10)	(0.14)	(0.10)	(0.17)	(0.21)
Total distributions	(0.01)	(0.10)	(0.14)	(0.10)	(0.17)	(0.21)

Net asset value, end of period	$17.40	$16.54	$14.62	$13.08	$13.10	$11.19
Total return[4]	5.23%	13.80%	12.90%	0.65%	18.67%[5]	34.55%

Net assets, end of period (000s)	$23,384	$21,534	$18,371	$16,657	$18,060	$17,028

Ratios to average net assets:
Gross expenses[6]	1.21%[7]	1.23%	1.22%	1.25%	1.24%	1.17%
Net expenses[6,8,9]	1.21 [7]	1.23	1.22	1.25	1.24	1.17
Net investment income (loss)	(0.27) [7]	0.18	0.74	0.76 [3]	0.97 [3]	2.08 [3]

Portfolio turnover rate	5%	12%	12%	32%	17%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter and investment litigations. Absent these payments, the total return would have been 18.03%. Class C received $75,228 related to the regulatory matter.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

28	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]

Net asset value, beginning of period	$17.16

Income from operations:
Net investment income	0.01
Net realized and unrealized gain	0.02
Total income from operations	0.03

Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$17.17
Total return[3]	0.20%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4,5]	0.80%
Net expenses[4,5,6,7]	0.80
Net investment income[5]	0.17

Portfolio turnover rate[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	For the six months ended July 31, 2014.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	29

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 70%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$16.19	$14.31	$12.80	$12.85	$11.00		$8.33

Income (loss) from operations:
Net investment income	0.06	0.17	0.23	0.23 [3]	0.26	[3]	0.29	[3]
Net realized and unrealized gain (loss)	0.87	1.94	1.54	(0.04)	1.84		2.67
Total income from operations	0.93	2.11	1.77	0.19	2.10		2.96

Less distributions from:
Net investment income	(0.02)	(0.23)	(0.26)	(0.24)	(0.25)		(0.29)
Total distributions	(0.02)	(0.23)	(0.26)	(0.24)	(0.25)		(0.29)

Net asset value, end of period	$17.10	$16.19	$14.31	$12.80	$12.85		$11.00
Total return[4]	5.74%	14.75%	13.91%	1.56%	19.19%[5]		35.58%

Net assets, end of period (000s)	$3,158	$1,284	$874	$502	$204		$43

Ratios to average net assets:
Gross expenses[6]	0.28%[7]	0.43%	0.36%	0.34%	0.31%		0.48%
Net expenses[6,8,9]	0.28 [7]	0.40	0.35 [10]	0.34	0.31	[10]	0.44	[10]
Net investment income	0.66 [7]	1.09	1.71	1.84 [3]	2.18	[3]	2.92	[3]

Portfolio turnover rate	5%	12%	12%	32%	17%		17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of investment litigations. Absent this payment, the total return would have been 19.01%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.35	$13.23	$12.06	$11.97	$10.55	$8.20

Income from operations:
Net investment income	0.09	0.19	0.23	0.23 [3]	0.28 [3]	0.38	[3]
Net realized and unrealized gain	0.62	1.20	1.16	0.09	1.45	2.38
Total income from operations	0.71	1.39	1.39	0.32	1.73	2.76

Less distributions from:
Net investment income	(0.09)	(0.27)	(0.22)	(0.23)	(0.31)	(0.41)
Total distributions	(0.09)	(0.27)	(0.22)	(0.23)	(0.31)	(0.41)

Net asset value, end of period	$14.97	$14.35	$13.23	$12.06	$11.97	$10.55
Total return[4]	4.95%	10.54%	11.58%	2.76%	16.59%	34.37%

Net assets, end of period (000s)	$275,602	$261,212	$245,746	$238,181	$249,807	$222,590

Ratios to average net assets:
Gross expenses[5]	0.51%[6]	0.52%	0.55%	0.53%	0.54%	0.60%
Net expenses[5,7,8]	0.51 [6]	0.52	0.55	0.53	0.54	0.59	[9]
Net investment income	1.18 [6]	1.38	1.81	1.97 [3]	2.49 [3]	3.96	[3]

Portfolio turnover rate	7%	13%	13%	31%	21%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	31

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.77	$13.62	$12.40	$12.30	$10.84	$8.41

Income from operations:
Net investment income	0.01	0.06	0.11	0.12 [3]	0.18 [3]	0.29	[3]
Net realized and unrealized gain	0.65	1.23	1.20	0.10	1.49	2.46
Proceeds from settlement of a regulatory matter	—	—	—	—	0.02	—
Total income from operations	0.66	1.29	1.31	0.22	1.69	2.75

Less distributions from:
Net investment income	(0.01)	(0.14)	(0.09)	(0.12)	(0.23)	(0.32)
Total distributions	(0.01)	(0.14)	(0.09)	(0.12)	(0.23)	(0.32)

Net asset value, end of period	$15.42	$14.77	$13.62	$12.40	$12.30	$10.84
Total return[4]	4.48%	9.46%	10.63%	1.82%	15.72%[5]	33.27%

Net assets, end of period (000s)	$18,165	$21,184	$25,957	$31,325	$40,926	$41,369

Ratios to average net assets:
Gross expenses[6]	1.51%[7]	1.45%	1.48%	1.44%	1.43%	1.50%
Net expenses[6,8,9]	1.51 [7]	1.45	1.48	1.44	1.43	1.48	[10]
Net investment income	0.18 [7]	0.41	0.83	1.00 [3]	1.57 [3]	3.03	[3]

Portfolio turnover rate	7%	13%	13%	31%	21%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.54%. Class B received $85,925 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$14.81	$13.65	$12.43	$12.33	$10.87	$8.44

Income from operations:
Net investment income	0.04	0.10	0.15	0.15 [3]	0.20 [3]	0.32 [3]
Net realized and unrealized gain	0.64	1.22	1.20	0.09	1.48	2.46
Proceeds from settlement of a regulatory matter	—	—	—	—	0.05	—
Total income from operations	0.68	1.32	1.35	0.24	1.73	2.78

Less distributions from:
Net investment income	(0.04)	(0.16)	(0.13)	(0.14)	(0.27)	(0.35)
Total distributions	(0.04)	(0.16)	(0.13)	(0.14)	(0.27)	(0.35)

Net asset value, end of period	$15.45	$14.81	$13.65	$12.43	$12.33	$10.87
Total return[4]	4.57%	9.72%	10.87%	2.01%	16.13%[5]	33.54%

Net assets, end of period (000s)	$18,217	$15,847	$14,017	$12,624	$13,194	$13,701

Ratios to average net assets:
Gross expenses[6]	1.23%[7]	1.25%	1.26%	1.26%	1.27%	1.20%
Net expenses[6,8,9]	1.23 [7]	1.25	1.26	1.26	1.27	1.20
Net investment income	0.46 [7]	0.67	1.14	1.26 [3]	1.73 [3]	3.30 [3]

Portfolio turnover rate	7%	13%	13%	31%	21%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects payments received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.66%. Class C received $54,973 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	33

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]

Net asset value, beginning of period	$14.97

Income from operations:
Net investment income	0.02
Net realized and unrealized gain	0.02
Total income from operations	0.04

Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$14.96
Total return[3]	0.29%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4,5]	0.85%
Net expenses[4,5,6,7]	0.85
Net investment income[5]	0.86

Portfolio turnover rate[8]	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	For the six months ended July 31, 2014.

See Notes to Financial Statements.

34	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 50%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]		2009		2008[3]

Net asset value, beginning of period	$15.16		$12.11		$12.05

Income (loss) from operations:
Net investment income	0.00	[4]	0.43	[5]	0.00	[4,5]
Net realized and unrealized gain (loss)	(0.19)		(3.60)		0.06
Total income (loss) from operations	(0.19)		(3.17)		0.06

Less distributions from:
Net investment income	—		(0.38)		—
Net realized gains	—		(0.36)		—
Total distributions	—		(0.74)		—

Net asset value, end of period	$14.97		$8.20		$12.11
Total return[6]	(1.25)%		(27.43)%		0.50%

Net assets, end of period (000s)	$17		$589		$710

Ratios to average net assets:
Gross expenses[7]	0.23%[8]		0.10%		0.20%[8,9]
Net expenses[7,10,11]	0.23	[8]	0.10	[12]	0.20	[8,9]
Net investment income	1.50	[8]	4.16	[5]	1.93	[5,8]

Portfolio turnover rate	7%[13]		32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]

For the period July 25, 2014 (re-inception date) to July 31, 2014 (unaudited). Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[3]	For the period January 29, 2008 (inception date) to January 31, 2008.

[4]	Amount represents less than $0.005 per share.

[5]	Net investment income per share and net investment income ratio to average net assets includes short-term capital gain distributions from Underlying Funds.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net ratios include interest expense. Excluding interest expense both ratios would not have changed.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements

[13]	For the six months ended July 31, 2014.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	35

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$12.98	$12.53	$11.72	$11.61	$10.60		$8.40

Income from operations:
Net investment income	0.13	0.25	0.29	0.30 [3]	0.41	[3]	0.52 [3]
Net realized and unrealized gain	0.48	0.48	0.81	0.11	0.97		2.20
Total income from operations	0.61	0.73	1.10	0.41	1.38		2.72

Less distributions from:
Net investment income	(0.12)	(0.28)	(0.29)	(0.30)	(0.37)		(0.52)
Total distributions	(0.12)	(0.28)	(0.29)	(0.30)	(0.37)		(0.52)

Net asset value, end of period	$13.47	$12.98	$12.53	$11.72	$11.61		$10.60
Total return[4]	4.73%	5.91%	9.47%	3.63%	13.22%		32.98%

Net assets, end of period (000s)	$133,947	$129,455	$130,226	$126,014	$126,222		$80,223

Ratios to average net assets:
Gross expenses[5]	0.54%[6]	0.55%	0.54%	0.56%	0.57%[7]		0.63%
Net expenses[5,8,9]	0.54 [6]	0.55	0.54	0.56	0.57	[7]	0.63
Net investment income	1.95 [6]	1.92	2.37	2.57 [3]	3.66	[3]	5.41 [3]

Portfolio turnover rate	8%	12%	16%	33%	32%		26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.55%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2014	2013	2012		2011		2010

Net asset value, beginning of period	$13.23	$12.76	$11.93	$11.82		$10.78		$8.54

Income from operations:
Net investment income	0.08	0.15	0.20	0.22	[3]	0.34	[3]	0.46	[3]
Net realized and unrealized gain	0.50	0.51	0.83	0.12		1.00		2.23
Proceeds from settlement of a regulatory matter	—	—	—	—		0.01		—
Total income from operations	0.58	0.66	1.03	0.34		1.35		2.69

Less distributions from:
Net investment income	(0.07)	(0.19)	(0.20)	(0.23)		(0.31)		(0.45)
Total distributions	(0.07)	(0.19)	(0.20)	(0.23)		(0.31)		(0.45)

Net asset value, end of period	$13.74	$13.23	$12.76	$11.93		$11.82		$10.78
Total return[4]	4.39%	5.18%	8.68%	2.89%		12.69%[5]		32.09%

Net assets, end of period (000s)	$7,620	$8,738	$11,756	$14,589		$18,075		$13,528

Ratios to average net assets:
Gross expenses[6]	1.32%[7]	1.25%	1.21%	1.24%		1.21%[8]		1.28%
Net expenses[6,9,10]	1.30 [7,11]	1.25	1.21	1.23	[11]	1.21	[8]	1.27	[11]
Net investment income	1.19 [7]	1.18	1.65	1.87	[3]	2.99	[3]	4.73	[3]

Portfolio turnover rate	8%	12%	16%	33%		32%		26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.59%. Class B received $15,834 related to this distribution.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.19%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	37

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013[3]

Net asset value, beginning of period	$12.91	$12.50	$12.02

Income from operations:
Net investment income	0.07	0.16	0.16
Net realized and unrealized gain	0.50	0.47	0.48
Total income from operations	0.57	0.63	0.64

Less distributions from:
Net investment income	(0.07)	(0.22)	(0.16)
Total distributions	(0.07)	(0.22)	(0.16)

Net asset value, end of period	$13.41	$12.91	$12.50
Total return[4]	4.39%	5.07%	5.38%

Net assets, end of period (000s)	$3,051	$2,537	$295

Ratios to average net assets:
Gross expenses[5]	1.39%[6]	1.48%	1.22%[6]
Net expenses[5,7,8]	1.39 [6]	1.42 [9]	1.22 [6]
Net investment income	1.10 [6]	1.29	2.69 [6]

Portfolio turnover rate	8%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) to January 31, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2014	2013	2012	2011		2010

Net asset value, beginning of period	$13.21	$12.74	$11.92	$11.80	$10.76		$8.52

Income from operations:
Net investment income	0.09	0.18	0.22	0.24 [4]	0.34	[4]	0.48	[4]
Net realized and unrealized gain	0.49	0.50	0.82	0.12	1.00		2.23
Proceeds from settlement of a regulatory matter	—	—	—	—	0.04		—
Total income from operations	0.58	0.68	1.04	0.36	1.38		2.71

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.22)	(0.24)	(0.34)		(0.47)
Total distributions	(0.07)	(0.21)	(0.22)	(0.24)	(0.34)		(0.47)

Net asset value, end of period	$13.72	$13.21	$12.74	$11.92	$11.80		$10.76
Total return[5]	4.52%	5.33%	8.79%	3.08%	13.05%[6]		32.37%

Net assets, end of period (000s)	$4,467	$4,558	$5,052	$5,299	$5,416		$3,585

Ratios to average net assets:
Gross expenses[7]	1.12%[8]	1.10%	1.10%	1.11%	1.17%[9]		1.16%
Net expenses[7,10,11]	1.12 [8]	1.10	1.10	1.11	1.17	[9,12]	1.15	[12]
Net investment income	1.37 [8]	1.36	1.79	2.02 [4]	3.02	[4]	4.92	[4]

Portfolio turnover rate	8%	12%	16%	33%	32%		26%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended July 31, 2014 (unaudited).

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.66%. Class C received $13,122 related to this distribution.

[7]	Does not include expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.15%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	39

Financial highlights (cont’d)

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2014[2]

Net asset value, beginning of period	$13.50

Income from operations:
Net investment income	0.04
Net realized and unrealized gain	0.06
Total income from operations	0.10

Less distributions from:
Net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$13.46
Total return[3]	0.24%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4,5]	0.87%
Net expenses[4,5,6,7]	0.87
Net investment income[5]	1.62

Portfolio turnover rate[8]	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	For the six months ended July 31, 2014.

See Notes to Financial Statements.

40	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

QS Legg Mason Lifestyle Allocation 30%

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2014	2013[3]

Net asset value, beginning of period	$12.97	$12.52	$12.01

Income from operations:
Net investment income	0.15	0.27	0.31
Net realized and unrealized gain	0.42	0.48	0.52
Total income from operations	0.57	0.75	0.83

Less distributions from:
Net investment income	(0.09)	(0.30)	(0.32)
Total distributions	(0.09)	(0.30)	(0.32)

Net asset value, end of period	$13.45	$12.97	$12.52
Total return[4]	4.81%	6.06%	7.04%

Net assets, end of period (000s)	$1,563	$261	$148

Ratios to average net assets:
Gross expenses[5]	0.31%[6]	0.46%	0.34%[6]
Net expenses[5,7,8]	0.31 [6]	0.44 [9]	0.33 [6,9]
Net investment income	2.20 [6]	2.15	2.87 [6]

Portfolio turnover rate	8%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2014 (unaudited).

[3]	For the period March 15, 2012 (inception date) to January 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements

See Notes to Financial Statements.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Lifestyle Allocation 85% (formerly Legg Mason Lifestyle Allocation 85%) (“Allocation 85%”), QS Legg Mason Lifestyle Allocation 70% (formerly Legg Mason Lifestyle Allocation 70%) (“Allocation 70%”), QS Legg Mason Lifestyle Allocation 50% (formerly Legg Mason Lifestyle Allocation 50%) (“Allocation 50%”) and QS Legg Mason Lifestyle Allocation 30% (formerly Legg Mason Lifestyle Allocation 30%) (“Allocation 30%”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

42	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$753,660,698	—	—	$753,660,698
Short-term investments†	—	$7,165,000	—	7,165,000
Total investments	$753,660,698	$7,165,000	—	$760,825,698

†	See Schedules of Investments for additional detailed categorizations.

Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$496,902,965	—	—	$496,902,965
Short-term investments†	—	$4,287,000	—	4,287,000
Total investments	$496,902,965	$4,287,000	—	$501,189,965

†	See Schedules of Investments for additional detailed categorizations.

Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$309,134,607	—	—	$309,134,607
Short-term investments†	—	$3,179,000	—	3,179,000
Total investments	$309,134,607	$3,179,000	—	$312,313,607

†	See Schedules of Investments for additional detailed categorizations.

Allocation 30%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$149,328,591	—	—	$149,328,591
Short-term investments†	—	$1,391,000	—	1,391,000
Total investments	$149,328,591	$1,391,000	—	$150,719,591

†	See Schedules of Investments for additional detailed categorizations.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Allocation 85% and Allocation 70% Funds distribute net investment income and capital gains, if any, at least annually. The Allocation 50% and Allocation 30% Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Legg Mason Global Asset Allocation, LLC (formerly Legg Mason Global Asset Allocation, LLC) (“QS LMGAA”) is each Fund’s subadviser. Western Asset Management Company

44	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

(“Western Asset”) manages each Fund’s cash and short-term instruments. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term instruments, which is provided by Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Allocation 85%, Allocation 70% and Allocation 50% Funds’ Class A, Class B, Class C, Class R and Class I shares will not exceed 0.80%, 1.55%, 1.55%, 1.05% and 0.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Allocation 30% Fund’s Class A, Class B, Class C, Class C1, Class R and Class I shares will not exceed 0.80%, 1.30%, 1.55%, 1.25%, 1.05% and 0.55%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

For the six months ended July 31, 2014, the Allocation 85% and Allocation 30% were reimbursed for expenses in the amount of $15 and $835, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

For Allocation 85%, Allocation 70% and Allocation 50%, there is a maximum initial sales charge of 5.75% for Class A shares. For Allocation 30%, there is a maximum initial sales charge of 4.25% for Class A shares. The Allocation 85%, Allocation 70%, and Allocation 50% have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Allocation 30% has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C and Class CI shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2014, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C	Class C1
Allcoation 85%	$160,058	$211	$14,696	$640	—
Allocation 70%	103,623	349	8,408	1,101	—
Allocation 50%	104,136	226	4,548	1,467	—
Allocation 30%	23,198	9	2,918	530	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Allocation 85%	$36,881,308	$61,470,907
Allocation 70%	26,415,409	41,606,907
Allocation 50%	22,703,509	24,365,931
Allocation 30%	11,826,629	13,392,867

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

At July 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 85%	$260,385,645	—	$260,385,645
Allocation 70%	155,213,804	—	155,213,804
Allocation 50%	80,187,224	—	80,187,224
Allocation 30%	30,901,678	—	30,901,678

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended July 31, 2014, the Funds did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan the Funds pay a service fee with respect to their Class A, Class B and Class C, Class C1 and Class R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Allocation 85%, Allocation 70%, and Allocation 50% each pay a distribution fee with respect to their Class B, Class C and Class R shares calculated at the annual rate of 0.75%, 0.75% and 0.25%, respectively, of the average daily net assets of each class. Allocation 30% pays a distribution fee with respect to its Class B, Class C, Class C1 and Class R shares calculated at the annual rate of 0.50%, 0.75%, 0.45% and 0.25%, respectively, of the average daily net assets of each class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Allocation 85%
Class A	$832,423	$950,435
Class B	345,180	168,522
Class C	101,039	18,815
Class R1	9	4
Class I	—	1,584
Total	$1,278,651	$1,139,360

Allocation 70%
Class A	$546,167	$494,837
Class B	182,772	86,358
Class C	113,218	17,678
Class R1	9	4
Class I	—	2,488
Total	$842,166	$601,365

Allocation 50%
Class A	$334,953	$253,723
Class B	99,201	43,533
Class C	86,256	13,527
Class R1	8	4
Class I2	—	—	[3]
Total	$520,418	$310,787

46	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees

Allocation 30%
Class A	$163,413	$106,580
Class B	30,768	18,226
Class C	14,647	3,864
Class C1	15,750	6,660
Class R1	8	4
Class I	—	725
Total	$224,586	$136,059

[1]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[2]	For the period July 25, 2014 (re-inception date) through July 31, 2014 (unaudited).

[3]	Amount represents less than $1.

For the six months ended July 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Allocation 85%
Class B	$15
Total	$15

Allocation 30%
Class B	$835
Total	$835

6. Distributions to shareholders by class

	Six Months Ended July 31, 2014	Year Ended January 31, 2014

Allocation 85%
Net Investment Income:
Class A	—	$6,358,431
Class B	—	89,815
Class C	—	89,657
Class R1	—	—
Class I	—	12,200
Total	—	$6,550,103
Net Realized Gains:
Class A	$8,087,333	—
Class B	857,544	—
Class C	262,300	—
Class R1	120	—
Class I	17,029	—
Total	$9,224,326	—

Allocation 70%
Net Investment Income:
Class A	$438,925	$5,226,840
Class B	—	80,461
Class C	7,617	125,900
Class R1	14	—
Class I	3,387	16,860
Total	$449,943	$5,450,061

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2014	Year Ended January 31, 2014

Allocation 50%
Net Investment Income:
Class A	$1,627,081	$4,864,513
Class B	15,964	216,231
Class C	42,026	169,448
Class R1	36	—
Class I2	—	—
Total	$1,685,107	$5,250,192

Allocation 30%
Net Investment Income:
Class A	$1,212,994	$2,873,083
Class B	42,228	138,841
Class C	15,002	28,230
Class C1	28,810	74,341
Class R1	54	—
Class I	11,833	4,518
Total	$1,310,921	$3,119,013

[1]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[2]	For the period July 25, 2014 (re-inception date) through July 31, 2014 (unaudited).

7. Shares of beneficial interest

At July 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Allocation 85%
Class A
Shares sold	1,813,439	$32,576,938	3,391,506	$54,788,965
Shares issued on reinvestment	440,258	8,061,130	363,944	6,339,006
Shares repurchased	(2,245,400)	(40,336,811)	(4,798,769)	(77,245,801)
Net increase (decrease)	8,297	$301,257	(1,043,319)	$(16,117,830)

Class B
Shares sold	6,579	$110,309	19,300	$301,022
Shares issued on reinvestment	49,682	856,525	5,480	89,694
Shares repurchased	(697,189)	(11,801,178)	(1,180,516)	(18,062,345)
Net decrease	(640,928)	$(10,834,344)	(1,155,736)	$(17,671,629)

Class C
Shares sold	150,968	$2,580,505	145,475	$2,284,074
Shares issued on reinvestment	14,575	254,043	5,223	86,764
Shares repurchased	(71,854)	(1,233,453)	(178,016)	(2,768,475)
Net increase (decrease)	93,689	$1,601,095	(27,318)	$(397,637)

Class R1
Shares sold	550	$10,000	—	—
Shares issued on reinvestment	7	120	—	—
Net increase	557	$10,120	—	—

48	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Allocation 85% continued
Class I
Shares sold	29,551	$533,099	34,331	$550,392
Shares issued on reinvestment	932	17,029	701	12,200
Shares repurchased	(12,225)	(221,784)	(13,229)	(215,014)
Net increase	18,258	$328,344	21,803	$347,578

Allocation 70%
Class A
Shares sold	1,324,700	$22,496,548	2,418,197	$37,460,486
Shares issued on reinvestment	25,107	437,359	317,998	5,207,852
Shares repurchased	(1,778,310)	(30,264,323)	(3,807,277)	(58,969,692)
Net decrease	(428,503)	$(7,330,416)	(1,071,082)	$(16,301,354)

Class B
Shares sold	8,185	$141,231	26,926	$424,560
Shares issued on reinvestment	—	—	4,926	80,250
Shares repurchased	(439,177)	(7,582,269)	(780,429)	(12,257,398)
Net decrease	(430,992)	$(7,441,038)	(748,577)	$(11,752,588)

Class C
Shares sold	128,182	$2,204,920	204,877	$3,228,795
Shares issued on reinvestment	420	7,416	7,411	122,737
Shares repurchased	(86,517)	(1,490,338)	(167,120)	(2,626,454)
Net increase	42,085	$721,998	45,168	$725,078

Class R1
Shares sold	582	$10,000	—	—
Shares issued on reinvestment	1	14	—	—
Net increase	583	$10,014	—	—

Class I
Shares sold	118,091	$2,006,787	37,602	$591,697
Shares issued on reinvestment	196	3,387	1,032	16,862
Shares repurchased	(12,894)	(218,429)	(20,389)	(318,916)
Net increase	105,393	$1,791,745	18,245	$289,643

Allocation 50%
Class A
Shares sold	1,625,745	$24,178,466	2,487,177	$34,438,907
Shares issued on reinvestment	108,311	1,616,879	345,790	4,835,412
Shares repurchased	(1,531,763)	(22,725,356)	(3,204,333)	(44,399,122)
Net increase (decrease)	202,293	$3,069,989	(371,366)	$(5,124,803)

Class B
Shares sold	7,889	$120,539	54,952	$781,639
Shares issued on reinvestment	1,041	15,908	14,827	215,164
Shares repurchased	(264,803)	(4,040,153)	(542,106)	(7,724,369)
Net decrease	(255,873)	$(3,903,706)	(472,327)	$(6,727,566)

Class C
Shares sold	204,861	$3,136,591	319,498	$4,589,785
Shares issued on reinvestment	2,639	40,669	11,307	164,890
Shares repurchased	(98,786)	(1,515,136)	(287,772)	(4,109,381)
Net increase	108,714	$1,662,124	43,033	$645,294

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended July 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount

Allocation 50% continued
Class R1
Shares sold	668	$10,000	—	—
Shares issued on reinvestment	2	36	—	—
Net increase	670	$10,036	—	—

Class I2
Shares sold	1,138	$17,257	—	—
Net increase	1,138	$17,257	—	—

Allocation 30%
Class A
Shares sold	863,944	$11,571,207	1,345,251	$17,188,116
Shares issued on reinvestment	90,209	1,210,129	224,536	2,867,369
Shares repurchased	(986,477)	(13,162,285)	(1,993,759)	(25,457,526)
Net decrease	(32,324)	$(380,949)	(423,972)	$(5,402,041)

Class B
Shares sold	4,960	$66,907	23,509	$303,398
Shares issued on reinvestment	3,062	41,896	10,538	137,446
Shares repurchased	(113,814)	(1,548,532)	(295,074)	(3,838,416)
Net decrease	(105,792)	$(1,439,729)	(261,027)	$(3,397,572)

Class C
Shares sold	51,678	$679,372	185,087	$2,357,795
Shares issued on reinvestment	1,096	14,650	2,110	27,084
Shares repurchased	(21,649)	(287,677)	(14,369)	(184,314)
Net increase	31,125	$406,345	172,828	$2,200,565

Class C1
Shares sold	1,115	$15,097	8,029	$105,735
Shares issued on reinvestment	1,965	26,830	5,316	69,224
Shares repurchased	(22,295)	(302,563)	(64,977)	(846,199)
Net decrease	(19,215)	$(260,636)	(51,632)	$(671,240)

Class R1
Shares sold	741	$10,000	—	—
Shares issued on reinvestment	4	54	—	—
Net increase	745	$10,054	—	—

Class I
Shares sold	113,503	$1,522,496	8,069	$104,367
Shares issued on reinvestment	878	11,833	353	4,518
Shares repurchased	(18,297)	(244,203)	(127)	(1,623)
Net increase	96,084	$1,290,126	8,295	$107,262

[1]	For the period June 2, 2014 (inception date) through July 31, 2014 (unaudited).

[2]	For the period July 25, 2014 (re-inception date) through July 31, 2014 (unaudited).

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2014. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2014.

50	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Allocation 85%

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$80,903,578	$1,313,303	67,609	$7,684,196	452,077	—	—	$81,028,793	$1,351,984
QS Batterymarch International Equity Fund, Class IS Shares	71,458,785	1,271,378	83,841	5,663,381	321,283	$133,182	—	72,366,955	(755,872)
QS Legg Mason Strategic Real Return Fund, Class IS Shares	52,436,798	817,166	56,436	2,738,159	192,655	—	—	53,421,571	63,104
ClearBridge Aggressive Growth Fund, Class IS Shares	78,014,217	1,196,565	5,637	7,502,726	61,458	—	—	74,292,890	6,019,173
ClearBridge Appreciation Fund, Class IS Shares	79,776,345	1,284,119	65,365	5,287,559	285,662	—	—	81,315,262	394,325
ClearBridge International Value Fund, Class IS Shares	76,253,987	1,196,565	104,005	2,910,632	261,311	—	—	76,128,069	94,467
ClearBridge Mid Cap Core Fund, Class IS Shares	37,241,199	594,635	18,228	1,878,625	60,492	—	$10,944	37,763,138	94,278
ClearBridge Small Cap Growth Fund, Class IS Shares	54,332,930	3,922,351	137,566	1,529,042	74,051	—	—	53,906,393	596,516
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	84,860,758	1,342,488	83,755	9,441,704	774,846	—	—	81,186,888	3,372,771
Royce Value Fund, Institutional Class Shares	52,708,609	846,351	62,423	2,808,254	212,755	—	—	53,115,006	69,304
Western Asset Core Plus Bond Fund, Class IS Shares	16,192,263	19,035,595	1,638,699	667,304	58,753	301,097	—	34,830,731	7,011
Western Asset High Yield Fund, Class IS Shares	21,578,001	2,314,028	250,230	879,979	95,255	669,814	—	23,190,365	(437)
Western Asset Total Return Unconstrained Fund, Class IS Shares	30,031,471	1,746,764	163,125	1,175,045	109,934	449,811	—	31,114,637	(2,323)
	$735,788,941	$36,881,308	—	$50,166,606	—	$1,553,904	$10,944	$753,660,698	$11,304,301

Allocation 70%

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$49,142,361	$951,645	48,975	$5,463,990	329,603	—	—	$48,282,651	$1,144,080
QS Batterymarch International Equity Fund, Class IS Shares	29,912,885	636,156	41,888	2,157,606	159,553	$55,885	—	30,014,231	285,120
QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,422,530	649,904	44,859	1,890,827	133,369	—	—	35,082,274	48,426
ClearBridge Aggressive Growth Fund, Class IS Shares	46,158,787	858,802	4,063	1,662,879	32,073	—	—	45,057,172	5,374,956
ClearBridge Appreciation Fund, Class IS Shares	48,355,841	928,435	47,280	3,978,288	222,636	—	—	48,454,669	474,373
ClearBridge International Value Fund, Class IS Shares	35,373,216	673,115	58,353	1,458,913	137,243	—	—	35,247,863	121,849
ClearBridge Mid Cap Core Fund, Class IS Shares	21,751,245	424,203	13,021	941,662	30,206	—	$6,407	22,299,495	39,501
ClearBridge Small Cap Growth Fund, Class IS Shares	25,767,464	1,712,428	60,111	841,460	39,897	—	—	25,285,751	303,229
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	50,636,464	974,856	60,836	5,427,897	477,329	—	—	48,376,882	2,464,282
Royce Value Fund, Institutional Class Shares	24,677,526	487,428	35,989	1,121,428	84,827	—	—	25,156,940	23,262
Western Asset Core Plus Bond Fund, Class IS Shares	51,387,062	13,198,396	1,137,555	3,318,597	288,791	942,108	—	62,303,298	11,775

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Allocation 70% continued

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Western Asset High Yield Fund, Class IS Shares	$19,179,755	$1,832,931	198,205	$872,956	94,404	$595,557	—	$20,301,266	$(812)
Western Asset Total Return Unconstrained Fund, Class IS Shares	49,298,112	3,087,110	288,295	2,175,630	204,305	738,675	—	51,040,473	4,732
	$486,063,248	$26,415,409	—	$31,312,133	—	$2,332,225	$6,407	$496,902,965	$10,294,773

Allocation 50%

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$20,999,755	$813,825	41,428	$2,014,941	116,944	—	—	$21,514,671	$323,142
QS Batterymarch International Equity Fund, Class IS Shares	12,392,056	500,414	32,806	1,110,712	83,409	$23,343	—	12,405,687	169,648
QS Legg Mason Strategic Real Return Fund, Class IS Shares	20,994,355	785,762	53,940	1,201,053	83,552	—	—	21,751,573	14,304
ClearBridge Aggressive Growth Fund, Class IS Shares	18,986,385	701,574	3,290	1,876,166	14,375	—	—	18,628,955	1,282,011
ClearBridge Appreciation Fund, Class IS Shares	20,405,508	785,762	39,678	1,098,429	56,308	—	—	21,591,135	13,928
ClearBridge International Value Fund, Class IS Shares	12,626,439	477,070	41,287	824,183	86,133	—	—	12,392,973	167,177
ClearBridge Mid Cap Core Fund, Class IS Shares	10,764,220	396,079	12,094	910,198	29,016	—	$3,198	10,762,383	43,980
ClearBridge Small Cap Growth Fund, Class IS Shares	12,700,089	879,070	30,907	462,050	18,152	—	—	12,541,396	60,309
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	22,017,612	841,888	52,015	2,204,589	200,821	—	—	21,563,421	1,117,222
Royce Value Fund, Institutional Class Shares	12,163,408	477,070	34,956	811,442	62,130	—	—	12,358,073	30,917
Western Asset Core Plus Bond Fund, Class IS Shares	76,908,910	11,344,576	979,665	4,681,412	406,490	1,414,606	—	85,173,975	3,564
Western Asset High Yield Fund, Class IS Shares	17,814,556	1,661,652	179,556	738,465	79,832	556,142	—	18,886,628	(1,016)
Western Asset Total Return Unconstrained Fund, Class IS Shares	39,068,315	3,038,767	283,753	3,204,293	299,630	588,494	—	39,563,737	2,812
	$297,841,608	$22,703,509	—	$21,137,933	—	$2,582,585	$3,198	$309,134,607	$3,227,998

Allocation 30%

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$5,994,483	$250,057	12,741	$724,215	45,527	—	—	$5,918,335	$185,292
QS Batterymarch International Equity Fund, Class IS Shares	7,093,204	307,475	20,168	950,047	74,247	$13,290	—	6,717,779	190,903
QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,056,209	411,858	28,277	527,937	37,252	—	—	10,494,746	8,192
ClearBridge Aggressive Growth Fund, Class IS Shares	4,804,676	191,220	904	680,730	4,764	—	—	4,482,780	365,187
ClearBridge Appreciation Fund, Class IS Shares	5,931,575	235,348	11,909	574,672	33,654	—	—	5,939,027	97,688

52	QS Legg Mason Lifestyle Series 2014 Semi-Annual Report

Allocation 30% continued

	Affiliate Value at January 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at July 31, 2014	Realized Gain/Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Mid Cap Core Fund, Class IS Shares	$5,371,438	$222,225	6,826	$510,904	21,116	—	$1,587	$5,180,840	$183,308
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	6,434,343	264,766	16,390	884,783	82,623	—	—	5,929,472	481,871
Royce Value Fund, Institutional Class Shares	5,217,932	220,638	16,283	422,778	35,107	—	—	5,205,266	52,434
Western Asset Core Plus Bond Fund, Class IS Shares	59,526,972	6,975,834	602,809	3,941,151	344,587	$1,082,708	—	63,777,012	17,519
Western Asset High Yield Fund, Class IS Shares	13,231,690	938,922	101,424	683,793	74,712	409,390	—	13,593,229	5,515
Western Asset Total Return Unconstrained Fund, Class IS Shares	21,818,493	1,808,286	168,785	1,901,632	178,123	325,733	—	22,090,105	2,316
	$145,481,015	$11,826,629	—	$11,802,642	—	$1,831,121	$1,587	$149,328,591	$1,590,225

9. Capital loss carryforward

As of January 31, 2014, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Allocation 70%	Allocation 50%	Allocation 30%
1/31/2015	—	—	$(1,588,205)
1/31/2016	—	—	(1,485,293)
1/31/2017	$(4,200,689)	—	(839,335)
1/31/2018	(13,201,741)	—	(4,454,972)
1/31/2019	(7,063,803)	$(6,422,414)	(1,044,463)
1/31/2020	—	(2,955,348)	—
	$(24,466,233)	$(9,377,762)	$(9,412,268)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains. In addition, $3,526,008 of Allocation 30%’s capital loss carryforward is subject to an annual limitation of $1,620,185 due to the reorganization in previous years.

QS Legg Mason Lifestyle Series 2014 Semi-Annual Report	53

QS Legg Mason

Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten*

Kenneth D. Fuller President

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective April 1, 2014, Ms. Duersten became a Trustee.

QS Legg Mason Lifestyle Series

QS Legg Mason Lifestyle Allocation 85%

QS Legg Mason Lifestyle Allocation 70%

QS Legg Mason Lifestyle Allocation 50%

QS Legg Mason Lifestyle Allocation 30%

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Legg Mason Lifestyle Series

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Lifestyle Series. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2014 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/14 SR14-2292

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 25, 2014

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2014